Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended July 31, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Jul-07	16-Jul-07	15-Aug-07	Floating Allocation Percentage at Month-End	77.79%
To	31-Jul-07	15-Aug-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	511,030,763.01		Beginning	$0.00

Total Collateral	$1,709,175,239.01		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	170.92%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	5.320000%
Beginning Gross Principal Pool Balance	$2,924,468,446.97		Applicable Margin	0.000000%
Total Principal Collections	(1,691,075,532.42)			5.320000%
Investment in New Receivables	1,379,325,177.60
Receivables Added for Additional Accounts	798,796,881.42			Actual	Per $1000
Repurchases	(11,420.00)		Interest	$4,433,333.33	$4.67
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.67
Less Net CMA Offset	(329,199,042.11)
Less Servicing Adjustment	(5,789,081.11)		Total Due Investors	$4,433,333.33	5.320000%
Ending Balance	$3,076,515,430.35		Servicing Fee	944,287.06
			Excess Cash Flow	$3,737,641.08
SAP for Next Period	55.56%

Average Receivable Balance	$2,818,416,687.46
Monthly Payment Rate	60.00%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$21,093,267.15
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$21,093,267.15